Loss and Loss Adjustment Expense Reserves - Schedule of Average Historical Claims (Details) (10-K)	Dec. 31, 2016
Homeowners Multi-Peril Policies [Member]
Claims Development [Line Items]
1 year	84.20%
2 years	4.80%
3 years	1.40%
Special Property Policies [Member]
Claims Development [Line Items]
1 year	85.30%
2 years	1.30%
3 years	0.40%
All Product Line [Member]
Claims Development [Line Items]
1 year	84.40%
2 years	4.30%
3 years	1.20%